Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2022	March 31, 2021
Building	$6,578,445	$6,357,748
Leasehold improvements	10,140,662	9,595,801
Farmland development cost	1,886,548	1,823,257
Office equipment and furniture	6,293,034	6,006,534
Motor vehicles	390,195	376,798
Total	25,288,884	24,160,138
Less: Accumulated depreciation	(16,888,971)	(15,211,112)
Impairment*	(2,477,734)	(2,399,991)
Property and equipment, net	$5,922,179	$6,549,035